Significant Accounting Policies and Estimates (Details Textual)	5 Months Ended
Dec. 31, 2016 USD ($) shares
Significant Accounting Policies [Line Items]
Weighted Average Number Diluted Shares Outstanding Adjustment | shares	14,510,126
Research and Development Expense | $	$ 411,741